Personnel and related taxes payable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Personnel and related taxes
15	Personnel and related taxes payable

	2021	2020
Personnel and related taxes	1,866	372
Accrued vacation and related charges	2,003	920
Employee profit sharing (a)	32,043	10,239
Officers’ Fund (b)	1,852	1,271

Personnel and related taxes payable - current liabilities	37,764	12,802

Officers’ Fund (b)	3,029	1,527
Strategic Bonus (c)	2,223	—

Personnel - non-current liabilities	5,252	1,527

(a)
The Group recognizes a provision for payment of profit sharing to employees, according to conditions approved by management, which is recorded as personnel expenses in the consolidated income statement. The amount of US$ 10,239 was paid in February 2021. The balance on December 31, 2021 includes US$ 890 of carry bonus interest. An amount of US$ 31,153 was fully settled by February 28, 2022.

(b)	Represents the amount of accrued employee benefits related to the Officers’ Fund, as described in note 30(b).
(c)
The Group delivers certain long-term employee benefits (“Strategic Bonus”) for a portion of its employees. MAM I is responsible for the operation and settlement of the Strategic Bonus with the objective to retain key or strategic employees and provide alignment between employees and clients. The Strategic Bonus was incorporated on December 15, 2017 and requires employees to remain in employment until the payment date of the Strategic Bonus, being February 28, 2023.

The Strategic Bonus was
closed to new members since inception with no change in the number of participants. No cash contributions were made to the Strategic Bonus since inception. The balance on December 31, 2021 includes US$ 282 for a key management participant of which US$ 2 was accrued during December 2021 and included under personnel expenses.

The current value of the Strategic Bonus due to employees reflects the present value of the obligations and any remeasurement gains and losses on the Strategic Bonus in the Income Statement in accordance with IAS 19 — Employee Benefits using the simplified method of accounting.